CONCENTRATION OF RISK (Details Narrative)	6 Months Ended
	Jan. 31, 2024 USD ($)	Jan. 31, 2023	Jan. 31, 2024 HKD ($)	Jul. 31, 2023 USD ($)
Concentration Risk [Line Items]
Cash insured by the FDIC	$ 250,000
Cash, Uninsured Amount	0
Cash insured by Hong Kong	64,000		$ 500,000
Cash	$ 799,377			$ 256,342
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	68.40%	23.30%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.90%	26.90%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		16.20%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		13.40%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	100.00%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendors One [Member]
Concentration Risk [Line Items]
Concentration risk percentage	59.90%	51.10%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendors Two [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.20%	21.90%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendors Three [Member]
Concentration Risk [Line Items]
Concentration risk percentage		15.20%
Total Purchases [Member] | Customer Concentration Risk [Member] | Vendors Four [Member]
Concentration Risk [Line Items]
Concentration risk percentage		11.70%
HONG KONG
Concentration Risk [Line Items]
Cash	$ 676,256
[custom:CashUninsuredAmountHongKong-0]	$ 612,000